Short-Term Investments and Short-Term Investments, Related Party (Details) - Schedule of amortized cost and fair value of investment securities held-to-maturity - USD ($)	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Schedule of Held-to-maturity Securities [Line Items]
Investment Securities Held-to-Maturity, Amortized Cost	$ 9,040,024	$ 8,966,690
Investment Securities Held-to-Maturity, Unrealized Gains
Investment Securities Held-to-Maturity, Unrealized Losses
Estimated fair value	9,040,024	8,966,690
Corporate Debt Securities [Member]
Schedule of Held-to-maturity Securities [Line Items]
Investment Securities Held-to-Maturity, Amortized Cost	5,073,548	5,587,984
Investment Securities Held-to-Maturity, Unrealized Gains
Investment Securities Held-to-Maturity, Unrealized Losses
Estimated fair value	5,073,548	5,587,984
Related party investment -wealth management product [Member]
Schedule of Held-to-maturity Securities [Line Items]
Investment Securities Held-to-Maturity, Amortized Cost	3,966,476	3,378,706
Investment Securities Held-to-Maturity, Unrealized Gains
Investment Securities Held-to-Maturity, Unrealized Losses
Estimated fair value	$ 3,966,476	$ 3,378,706